Notes Payable — Related Party - Additional Information (Detail)		1 Months Ended					9 Months Ended	12 Months Ended
	Oct. 08, 2014 $ / shares shares	Sep. 16, 2016 shares	Apr. 30, 2015 USD ($)	Feb. 28, 2015 USD ($) $ / shares	Oct. 31, 2014	Jul. 31, 2014 USD ($) $ / shares shares	Sep. 30, 2016 shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 30, 2015 USD ($) $ / shares	Mar. 31, 2015 $ / shares
Related Party Transaction [Line Items]
Convertible notes payable, principal | $										$ 22,100,000
Warrants Exercisable								13,219,597	5,447,940
IPO | Common Stock
Related Party Transaction [Line Items]
Conversion of stock, shares issued	22
Series D Convertible Preferred Stock
Related Party Transaction [Line Items]
Conversion of stock, shares issued							1
Conversion of preferred stock to common stock, conversion ratio					200				10,080,000,000
Class A Warrant
Related Party Transaction [Line Items]
Preferred units issued as consideration, warrants price per share | $ / shares				$ 4.92				$ 0.03	$ 4.92	$ 0.03	$ 2.20
Warrants Exercisable								1,532,598	2,041,239
Conversion of stock, shares converted		168,000					50,400,000	50,400,000	50,400,000
Conversion of stock, shares issued						1
Class A Warrant | Common Stock
Related Party Transaction [Line Items]
Conversion of stock, shares converted		1
Class A Warrant | IPO
Related Party Transaction [Line Items]
Preferred units issued as consideration, warrants price per share | $ / shares	$ 7.00
Class B Warrant
Related Party Transaction [Line Items]
Preferred units issued as consideration, warrants price per share | $ / shares								$ 0.03	$ 0.20	$ 0.03
Warrants Exercisable								1,310,956	1,645,845
Conversion of stock, shares converted		168,000					50,400,000	50,400,000	50,400,000
Class B Warrant | Common Stock
Related Party Transaction [Line Items]
Conversion of stock, shares converted		1
Conversion of stock, shares issued						1
Notes Payable To Related Party
Related Party Transaction [Line Items]
Convertible notes payable, principal | $						$ 500,000
Notes payable, interest rate						20.00%
Note extension fee amount | $						$ 10,000
Prepaid interest | $						$ 25,000
Number of preferred units issued as consideration						4,000,000			4,000,000
Value of preferred units issued as consideration | $						$ 100,000			$ 100,000
Preferred units issued as consideration, series D preferred shares						4,000,000
Preferred units issued as consideration, price per share | $ / shares									$ 0.025
Notes Payable To Related Party | Series D Convertible Preferred Stock | IPO
Related Party Transaction [Line Items]
Conversion of stock, shares converted								4,000,000
Notes Payable To Related Party | Class A Warrant
Related Party Transaction [Line Items]
Preferred units issued as consideration, warrants price per share | $ / shares									4.92
Warrants Exercisable						20,000
Notes Payable To Related Party | Class B Warrant
Related Party Transaction [Line Items]
Preferred units issued as consideration, warrants price per share | $ / shares									$ 0.20
Warrants Exercisable						20,000
Spring Forth Investments, LLC
Related Party Transaction [Line Items]
Convertible notes payable, principal | $				$ 250,000
Notes payable, interest rate				12.00%
Note maturity date description								The loan had an interest rate of twelve percent (12%) per year and matured the earlier of (i) 90 days from the date of the loan agreement, or (ii) five days after the closing of a registered public offering of securities of the Company.
Debt instrument maturity period after loan agreement				90 days
Debt instrument maturity period after closing of registered public offering				5 days
Notes payable, interest rate | $			$ 4,192
Termination Fee | $			$ 12,500
Spring Forth Investments, LLC | Notes Payable To Related Party
Related Party Transaction [Line Items]
Convertible notes payable, principal | $						$ 500,000
Notes payable, interest rate						20.00%
Debt Instrument Frequency Of Periodic Payment							monthly	Monthly
Note maturity date description							The original maturity date for the note was July 18, 2015, which was extended by the Company to July 18, 2016 by giving notice and paying an extension fee of $10,000. The note was again extended by the Company to July 18, 2017.	The original maturity date for the note was July 18, 2015, which was extended by the Company to July 18, 2016 by giving notice and paying an extension fee of $10,000.
Note extension fee amount | $						$ 10,000
Notes, maturity date						Jul. 18, 2015		Jul. 18, 2016
Prepaid interest | $						$ 25,000
Number of preferred units issued as consideration						4,000,000
Value of preferred units issued as consideration | $						$ 4,000,000
Preferred units issued as consideration, series D preferred shares						4,000,000
Preferred units issued as consideration, price per share | $ / shares						$ 0.025
Spring Forth Investments, LLC | Notes Payable To Related Party | IPO
Related Party Transaction [Line Items]
Conversion of preferred stock to common stock, conversion ratio						10,080,000,000
Spring Forth Investments, LLC | Notes Payable To Related Party | IPO | Common Stock
Related Party Transaction [Line Items]
Conversion of stock, shares converted						1
Spring Forth Investments, LLC | Notes Payable To Related Party | Series D Convertible Preferred Stock
Related Party Transaction [Line Items]
Conversion of stock, shares converted							4,000,000
Spring Forth Investments, LLC | Notes Payable To Related Party | Class A Warrant
Related Party Transaction [Line Items]
Preferred units issued as consideration, price per share | $ / shares						$ 134,400
Warrants issued						20,000
Preferred units issued as consideration, warrants price per share | $ / shares						$ 247,968,000
Warrants Exercisable						20,000
Conversion of stock, shares converted						50,400,000
Spring Forth Investments, LLC | Notes Payable To Related Party | Class B Warrant
Related Party Transaction [Line Items]
Preferred units issued as consideration, price per share | $ / shares						$ 10,080,000
Warrants issued						20,000
Warrants Exercisable						20,000